Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2023
Management of Financial Risk
Schedule Of Deferred Royalty Payments
	Payments due by Period					Payments due by Period
	(CAD$000)					(US$000)
		Less than			After		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years	Total	1 year	1-3 years	3-5 years	5 years

Basic office lease	$321	$86	$175	$60	$-	$-	$-	$-	$-	$-

Total, December 31, 2023	$321	$86	$175	$60	$-	$-	$-	$-	$-	$-

Basic office lease	$406	$85	$173	$148	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	215	35	105	75	-

Total , December 31, 2022	$406	$85	$173	$148	$-	$215	$35	$105	$75	$-

Schedule Of Foreign Currency Risk
	December 31,
	2023	2022

Cash	$2,811	$3,825
Marketable securities	1,534	855
Receivables and prepaids	924	1,131
Accounts payable and accrued liabilities	(652)	(1,296)
Lease liability	(215)	(257)
Deferred compensation liability	(244)	-

Net financial assets (liabilities)	$4,158	$4,258